Schedule of other income (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Other income	$ 194,816	$ 266,158	$ 100,288	$ 201,850
Government Grant Job Support Scheme [Member]
Other income	50,871	69,500	63,190	111,218
Government Grant Others [Member]
Other income				34,277
Interest Income [Member]
Other income	105,179	143,695
Others [Member]
Other income	$ 38,766	$ 52,963	$ 37,098	$ 56,355